Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Net Income (Loss) Before Income Taxes

The components of net income (loss) before income taxes were as follows:

	Year Ended December 31,
	2025	2024	2023
Domestic operations	$19,134	$(58,287)	$(78,014)
Foreign operations	43,180	5,287	8,684
Net income (loss) before income taxes	$62,314	$(53,000)	$(69,330)

Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense (benefit) were as follows:

	Year Ended December 31,
	2025	2024	2023
Current:
Federal	$17,949	$18,210	$5,878
State	3,082	2,605	853
Foreign	15,008	5,971	1,560
Total current	36,039	26,786	8,291
Deferred:
Federal	(8,678)	(18,532)	(12,362)
State	(4,185)	(3,430)	(5,701)
Foreign	(6,851)	(2,352)	360
Total deferred	(19,714)	(24,314)	(17,703)
Income tax expense (benefit)	$16,325	$2,472	$(9,412)

Schedule of Reconciliation of Taxes at Federal Statutory Rate to Provision for Income Taxes

As described in “Note 2. Summary of Significant Accounting Policies”, upon adoption of ASU 2023-09, the reconciliation of taxes at the federal statutory rate to the provision for income taxes for the year ended December 31, 2025, was as follows:

	Year Ended December 31, 2025
	Amount	Rate
U.S. Federal Statutory Tax Rate	$13,086	21.0%
State and Local Income Taxes, Net of Federal Income Tax Effect(1)	(1,016)	(1.6%)
Foreign Tax Effects
United Kingdom	946	1.5%
Canada
State and Local Income Taxes	1,243	2.0%
Other	(237)	(0.4%)
Germany
Statutory tax rate differences between Germany and United States	(742)	(1.2%)
State and Local Income Taxes	1,975	3.2%
Rate Change(2)	(4,820)	(7.7%)
Other	493	0.8%
Other Foreign Jurisdictions	51	0.1%
Effect of Cross-Border Tax Laws
U.S. impact of double taxation of foreign branches	(694)	(1.1%)
Other	(278)	(0.4%)
Tax Credits
Research and development tax credits	(1,500)	(2.4%)
Changes in Valuation Allowances	7,782	12.5%
Nontaxable or Nondeductible items
Effect of flow through entity	(2,943)	(4.7%)
Share-based compensation	5,178	8.3%
Other	(66)	(0.1%)
Other Adjustments
Revaluation of tax assets and liabilities	(2,133)	(3.4%)
Effective Tax Rate	16,325	26.2%

(1)
State taxes in California, Massachusetts, Florida, Connecticut, and New Hampshire made up the majority (greater than 50%) of the tax effect in this category.
(2)
State taxes in California, Massachusetts, Florida, Connecticut, and New Hampshire made up the majority (greater than 50%) of the tax effect in this category.

The following table details how income tax expense (benefit) differs from that computed at the federal statutory corporate tax rate, prior to adoption of ASU 2023-09, for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Income tax at federal statutory rate	$(11,089)	$(14,559)
Increases (decreases) in tax resulting from:
Foreign rate differential	2,069	96
Global intangible low-taxed income (“GILTI”)	1,950	1,685
State, net of federal benefit	(2,703)	(5,026)
Effect of flow-through entity	(238)	2,707
U.S. impact of double taxation on foreign branches	549	—
Foreign tax credit	(2,407)	(854)
Other	50	896
Change in federal valuation allowance	14,291	5,643
Income tax expense (benefit)	$2,472	$(9,412)

Schedule of Cash Paid for Income Taxes, Net of Refunds

As described in “Note 2. Summary of Significant Accounting Policies”, upon adoption of ASU 2023-09, cash paid for income taxes, net of refunds, during the year ended December 31, 2025, was as follows:

Year Ended December 31, 2025
Federal	$30,815
States	7,936
United Kingdom	3,881
Canada	3,725
Other Countries	1,023
Total cash paid for income taxes, net of refunds	$47,380

Schedule of Significant Components of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities were as follows:

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss	$17,450	$15,170
Disallowed interest	116,559	97,593
Operating lease liabilities	14,029	12,263
Capitalized research and experimental cost	4,540	13,019
Deferred employee benefits	20,373	25,578
Inventories	15,154	17,719
Environmental obligation	13,428	13,773
U.S. branch foreign tax credit	6,814	6,441
Other assets	14,430	14,123
Total deferred tax assets	222,777	215,679
Deferred tax liabilities:
Property, plant and equipment, net	(46,521)	(38,735)
Operating lease right-of-use assets, net	(14,483)	(12,572)
Intangible assets	(481,629)	(486,611)
Goodwill	(26,029)	(16,108)
Other liabilities	(2,150)	(1,019)
Total deferred tax liabilities	(570,812)	(555,045)
Valuation allowance	(36,051)	(27,388)
Net deferred tax liability	$(384,086)	$(366,754)

Schedule of Change in the Liability

The change in the liability is explained as follows:

Amount
Beginning balance as of January 1, 2024	$—
Additions for prior year tax positions in connection with the Arxis Businesses Transaction	2,267
Lapse of statute of limitations	(533)
Ending balance as of December 31, 2024(1)	$1,734
Additions	60
Lapse of statute of limitations	(467)
Ending balance as of December 31, 2025(1)	$1,327

(1)
Including interest and penalties of $396 and $533 for the years ended December 31, 2025 and 2024, respectively.